Employee future benefits - Actuarial Assumptions (Details)	Dec. 31, 2018	Dec. 31, 2017
Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, fair value benefit obligation	4.16%	3.60%
Discount rate, net expense	3.60%	4.13%
Other post-retirement benefit plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, fair value benefit obligation	3.96%	3.27%
Discount rate, net expense	3.96%	3.27%
Initial medical/dental health care cost trend rate		8.00%
Other post-retirement benefit plan | Actuarial assumption of medical cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cost trend rate declines to medical and dental		5.00%